Other Income/(Expense)-Net	12 Months Ended
Dec. 31, 2017
Other Income/(Expense)-Net [Abstract]
Other Income/(Expense)-Net

10.Other Income/(expense)—Net

Other income/(expense)—net from continuing operations comprises the following (in thousands):

	For the Years Ended December 31,
	2017	2016	2015
Market value gains related to deferred
compensation trusts	$8,430	$2,061	$148
Loss on disposal of property and equipment	(707)	(424)	(698)
Interest income	427	383	281
Other--net	4	-	(418)
Total other income/(expense)	$8,154	$2,020	$(687)

The market value gain relates to gains on the assets in the deferred compensation trust.  There is an offsetting expense in selling, general and administrative expense to reflect the corresponding increase in the liability.